Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Leases [Abstract]
Operating lease, payments	$ 76,500,000
Operating lease right of use assets	365,763,000			$ 385,332,000
Operating lease liability	385,852,000			$ 385,332,000
Non-cash transactions to recognize operating assets and liabilities for new leases	92,500,000
Operating lease, expense	77,880,000
Operating lease, expense		$ 60,782,000	$ 47,479,000
Gain related to sale and lease back of buildings	$ 31,815,000